Asbestos - Central Estimates, Net of Insurance Recoveries (Detail) - Mar. 31, 2017 AUD in Millions, $ in Millions	USD ($)	AUD
Discounted & Inflated [Member]
Asbestos Claims [Line Items]
Central Estimate, net of insurance recoveries	$ 1,330.1	AUD 1,740.1
Undiscounted but Inflated [Member]
Asbestos Claims [Line Items]
Central Estimate, net of insurance recoveries	1,681.5	2,199.7
Undiscounted and Uninflated [Member]
Asbestos Claims [Line Items]
Central Estimate, net of insurance recoveries	$ 1,059.2	AUD 1,385.7